UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03363

Exact name of registrant as specified in charter:	Delaware Group® Limited-Term
Government Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments.

Schedule of investments
Delaware Limited-Term Diversified Income Fund	September 30, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.407% 9/26/33	213,201	$232,143
Fannie Mae Whole Loan
Series 2001-W2 AS5 6.473% 10/25/31	3,007	3,137
Freddie Mac Structured Pass Through Securities
Series T-30 A5 8.402% 12/25/30 t•	5,563	5,889
SLM Student Loan Trust
Series 2004-4 A4 0.364% 1/25/19 •	4,145	4,141
Total Agency Asset-Backed Securities (cost $224,494)		245,310

Agency Collateralized Mortgage Obligations – 2.10%
E.F. Hutton Trust III
Series 1 A 0.984% 10/25/17 •	422	419
Fannie Mae Grantor Trust
Series 2001-T5 A2 6.99% 2/19/30 •	38,475	43,624
Series 2002-T1 A2 7.00% 11/25/31	87,980	103,001
Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42	1,130	1,290
Series 2002-W1 2A 6.532% 2/25/42 •	110,171	127,787
Series 2003-52 NA 4.00% 6/25/23	177,508	187,329
Series 2003-120 BL 3.50% 12/25/18	568,195	590,813
Series 2004-36 FA 0.555% 5/25/34 •	460,047	462,820
Series 2004-49 EB 5.00% 7/25/24	53,546	58,587
Series 2005-66 FD 0.455% 7/25/35 •	2,014,054	2,019,075
Series 2005-110 MB 5.50% 9/25/35	21,154	22,879
Series 2006-105 FB 0.575% 11/25/36 •	120,698	121,513
Series 2010-29 PA 4.50% 10/25/38	164,567	172,055
Series 2010-75 NA 4.00% 9/25/28	580,701	602,380
Series 2011-88 AB 2.50% 9/25/26	292,032	298,717
Series 2011-105 FP 0.555% 6/25/41 •	3,680,498	3,688,242
Series 2011-113 MC 4.00% 12/25/40	465,046	486,365
Freddie Mac REMICs
Series 2901 CA 4.50% 11/15/19	220,080	230,382
Series 2931 GC 5.00% 1/15/34	102,276	105,073
Series 3016 FL 0.544% 8/15/35 •	134,263	135,010
Series 3027 DE 5.00% 9/15/25	55,280	60,140
Series 3067 FA 0.504% 11/15/35 •	4,422,408	4,437,767
Series 3232 KF 0.604% 10/15/36 •	134,605	135,772
Series 3241 FM 0.534% 11/15/36 •	53,544	53,830
Series 3297 BF 0.394% 4/15/37 •	1,367,553	1,372,969
Series 3316 FB 0.454% 8/15/35 •	237,357	237,860
Series 3416 GK 4.00% 7/15/22	808	820
Series 3737 NA 3.50% 6/15/25	241,108	250,974

NQ-022 [9/14] 11/14 (13547)     1

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 3780 LF 0.554% 3/15/29 •	781,848	$783,227
Series 3800 AF 0.654% 2/15/41 •	2,910,609	2,935,195
Series 3803 TF 0.554% 11/15/28 •	709,971	714,337
Series 4163 CW 3.50% 4/15/40	4,232,907	4,415,362
Freddie Mac Structured Pass Through Securities
Series T-42 A5 7.50% 2/25/42 t	46,052	53,543
Series T-54 2A 6.50% 2/25/43 t	1,051	1,235
Series T-58 2A 6.50% 9/25/43 t	751,081	850,738
Series T-60 1A4C 4.722% 3/25/44 t•	262,299	263,814
Total Agency Collateralized Mortgage Obligations (cost $25,836,503)		26,024,944

Agency Mortgage-Backed Securities – 3.67%
Fannie Mae
6.50% 8/1/17	28,928	30,116
9.00% 11/1/15	9,106	9,186
10.00% 10/1/30	98,479	110,152
10.50% 6/1/30	26,194	26,797
Fannie Mae ARM
2.063% 8/1/34 •	163,186	172,096
2.119% 3/1/38 •	7,879	8,399
2.127% 9/1/38 •	2,277,338	2,448,691
2.192% 8/1/36 •	53,604	57,441
2.238% 4/1/36 •	43,182	46,588
2.259% 6/1/36 •	218,216	234,349
2.268% 7/1/36 •	116,116	126,434
2.274% 12/1/33 •	151,727	161,197
2.277% 6/1/34 •	94,827	100,360
2.277% 7/1/36 •	136,748	147,793
2.301% 4/1/36 •	6,287	6,704
2.333% 11/1/35 •	540,594	578,516
2.344% 11/1/35 •	43,182	46,305
2.344% 4/1/36 •	706,761	758,091
3.474% 1/1/41 •	271,816	284,880
3.626% 11/1/39 •	353,137	376,221
4.527% 11/1/39 •	2,485,829	2,623,909
5.141% 8/1/35 •	37,160	39,804
Fannie Mae FHAVA
7.50% 3/1/25	1,881	1,888
10.00% 1/1/19	32,460	32,931
Fannie Mae S.F. 15 yr
4.00% 5/1/27	1,494,629	1,594,755
4.50% 9/1/20	1,438,849	1,523,483

2     NQ-022 [9/14] 11/14 (13547)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 15 yr
5.00% 9/1/18	139,531	$147,324
5.00% 10/1/18	1,745	1,860
5.00% 2/1/19	3,504	3,735
5.00% 5/1/21	18,691	19,928
5.00% 9/1/25	10,311,879	11,205,459
5.50% 1/1/23	11,089	12,127
5.50% 4/1/23	40,084	43,833
6.00% 3/1/18	684,332	714,217
6.00% 8/1/22	32,166	35,123
7.00% 11/1/14	5	5
8.00% 10/1/16	21,122	21,768
Fannie Mae S.F. 20 yr
5.50% 12/1/29	135,053	150,836
6.00% 9/1/29	531,600	600,925
6.50% 2/1/22	80,473	91,090
Fannie Mae S.F. 30 yr
4.50% 11/1/40	1,053,707	1,139,764
4.50% 2/1/41	507,661	549,054
4.50% 4/1/41	1,248,307	1,350,408
5.00% 4/1/33	358,723	396,834
5.00% 3/1/34	4,997	5,526
5.00% 8/1/37	461,774	510,531
5.50% 12/1/32	39,618	44,465
5.50% 3/1/35	133,015	148,960
5.50% 7/1/36	59,309	66,460
5.50% 2/1/37	500,577	557,982
6.00% 9/1/34	375	427
6.00% 11/1/34	1,294	1,461
6.00% 4/1/36	9,956	11,246
6.00% 12/1/36	733,862	841,585
6.00% 2/1/37	162,260	184,020
6.00% 5/1/38	57,594	65,142
6.00% 1/1/39	400,929	452,897
6.50% 6/1/29	1,552	1,756
6.50% 1/1/34	2,111	2,447
6.50% 4/1/36	3,041	3,442
6.50% 6/1/36	9,366	10,795
6.50% 10/1/36	7,372	8,344
6.50% 8/1/37	1,485	1,681
7.00% 12/1/34	1,802	2,061
7.00% 12/1/35	1,789	2,023
7.00% 4/1/37	773,785	864,563

NQ-022 [9/14] 11/14 (13547)     3

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
7.00% 12/1/37	4,708	$5,030
7.50% 6/1/31	975	1,175
7.50% 11/1/31	9,988	11,524
7.50% 4/1/32	501	583
7.50% 5/1/33	1,297	1,317
7.50% 6/1/34	612	701
8.00% 11/1/21	231	253
8.00% 7/1/23	1,443	1,495
8.00% 5/1/24	42,676	44,496
9.00% 8/1/22	20,662	21,977
9.25% 6/1/16	2,117	2,127
9.25% 8/1/16	9,807	9,851
10.00% 2/1/25	99,891	110,362
11.00% 8/1/20	3,580	3,639
Freddie Mac
6.50% 3/1/16	108,287	111,120
Freddie Mac ARM
2.249% 7/1/36 •	54,836	58,838
2.265% 10/1/36 •	8,338	8,886
2.327% 2/1/37 •	7,606	8,131
2.338% 4/1/34 •	19,752	21,023
2.35% 4/1/33 •	82,494	83,458
2.375% 2/1/35 •	124,049	133,017
2.385% 7/1/38 •	1,415,336	1,517,890
2.495% 6/1/37 •	366,682	383,083
2.526% 1/1/44 •	870,223	887,212
4.883% 8/1/38 •	35,061	36,954
6.362% 10/1/37 •	340,074	362,665
Freddie Mac S.F. 15 yr
4.00% 5/1/25	114,793	122,538
4.50% 6/1/26	309,389	330,409
5.00% 6/1/18	925	977
5.00% 4/1/20	140,126	149,366
5.00% 12/1/22	23,270	25,017
8.00% 7/1/16	7,190	7,276
Freddie Mac S.F. 30 yr
4.50% 10/1/39	562,666	607,125
4.50% 10/1/43	417,319	450,849
5.50% 6/1/36	55,464	61,892
5.50% 11/1/36	128,634	143,443
5.50% 3/1/40	312,274	347,809
6.00% 1/1/38	122,055	137,471

4     NQ-022 [9/14] 11/14 (13547)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
6.00% 6/1/38	322,157	$363,226
6.00% 8/1/38	4,102,097	4,686,618
7.00% 11/1/33	617	717
8.00% 5/1/31	76,878	87,092
9.00% 9/1/30	75,770	82,362
11.00% 5/1/20	1,852	2,100
11.50% 6/1/15	469	471
11.50% 8/1/15	473	476
11.50% 2/1/16	1,185	1,203
11.50% 3/1/16	2,025	2,048
GNMA I S.F. 15 yr
6.00% 1/15/22	1,894,547	2,053,503
GNMA I S.F. 30 yr
7.50% 12/15/23	45,951	53,122
7.50% 12/15/31	72,149	85,994
7.50% 1/15/32	1,599	1,965
8.00% 6/15/30	7,486	7,793
9.00% 5/15/16	1,118	1,123
9.00% 8/15/16	344	358
9.00% 9/15/16	1,125	1,142
9.00% 2/15/17	1,212	1,218
9.50% 12/15/16	1,202	1,266
11.00% 10/15/15	10	11
11.00% 11/15/15	1,002	1,008
11.00% 1/15/16	814	828
11.00% 2/15/16	5,997	6,033
11.00% 9/15/16	352	354
11.00% 12/15/17	4,558	4,588
11.00% 4/15/19	3,737	3,762
11.00% 5/15/19	1,959	1,972
11.00% 6/15/19	9,983	10,092
11.00% 8/15/19	5,174	5,376
GNMA II GPM 30 yr
9.75% 12/20/16	3,376	3,394
9.75% 9/20/17	3,030	3,046
GNMA II S.F. 30 yr
9.50% 11/20/20	922	940
9.50% 9/20/21	6,915	7,827
9.50% 10/20/21	25,252	28,729
9.50% 11/20/21	20,644	23,384
10.50% 6/20/20	1,450	1,459
11.00% 9/20/15	3,563	3,608

NQ-022 [9/14] 11/14 (13547)     5

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
GNMA II S.F. 30 yr
11.00% 10/20/15	471	$477
11.50% 1/20/18	6,216	6,387
11.50% 8/20/18	9,005	9,066
12.00% 2/20/15	32	33
12.00% 4/20/15	388	390
12.00% 5/20/15	111	112
12.00% 7/20/15	73	73
12.00% 8/20/15	642	645
12.00% 9/20/15	1,400	1,420
12.00% 10/20/15	1,196	1,203
Total Agency Mortgage-Backed Securities (cost $44,597,461)		45,590,183

Collateralized Debt Obligations – 0.23%
Acis CLO 2014-3
Series 2014-3A AX 144A 1.59% 2/1/26 #•	2,625,000	2,625,000
KKR Financial
Series 2005-1A A1 144A 0.505% 4/26/17 #•	218,167	218,003
Total Collateralized Debt Obligations (cost $2,842,212)		2,843,003

Commercial Mortgage-Backed Securities – 0.72%
CD Commercial Mortgage Trust
Series 2005-CD1 AM 5.40% 7/15/44 •	725,000	751,848
Credit Suisse Commercial Mortgage Trust
Series 2006-C1 AAB 5.642% 2/15/39 •	27,906	28,114
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A 5.002% 11/10/46 #	1,285,000	1,434,744
FREMF Mortgage Trust
Series 2012-K708 B 144A 3.891% 2/25/45 #•	2,010,000	2,067,301
Series 2013-K712 B 144A 3.484% 5/25/45 #•	980,000	980,956
Goldman Sachs Mortgage Securities Trust
Series 2006-GG6 A4 5.553% 4/10/38 •	1,160,000	1,208,720
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	697,965	694,159
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP8 AM 5.44% 5/15/45	1,065,000	1,140,983
Merrill Lynch Mortgage Trust
Series 2004-BPC1 A5 4.855% 10/12/41 •	102,788	102,726

6     NQ-022 [9/14] 11/14 (13547)

(Unaudited)

	Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ 5.38% 11/14/42 •	500,000	$515,992
Total Commercial Mortgage-Backed Securities (cost $8,798,522)		8,925,543

Convertible Bond – 0.12%
Jefferies Group 3.875% exercise price $45.19, expiration
date 10/31/29	1,355,000	1,437,994
Total Convertible Bond (cost $1,443,922)		1,437,994

Corporate Bonds – 51.90%
Automotive - 0.09%
International Automotive Components Group 144A
9.125% 6/1/18 #	1,000,000	1,062,500
		1,062,500
Banking - 10.39%
ANZ New Zealand International 144A 2.60% 9/23/19 #	3,900,000	3,913,954
Banco Daycoval 144A 5.75% 3/19/19 #	500,000	520,960
Banco de Costa Rica 144A 5.25% 8/12/18 #	500,000	511,250
Bank Nederlandse Gemeenten 144A 1.75% 10/6/15 #	2,000	2,029
Bank of America
4.20% 8/26/24	2,890,000	2,868,458
6.25% 9/29/49 •	1,245,000	1,243,054
Bank of Georgia 144A 7.75% 7/5/17 #	300,000	321,528
Bank of Montreal 2.375% 1/25/19	4,580,000	4,620,881
BB&T 5.20% 12/23/15	6,410,000	6,744,910
BBVA International Preferred SAU 5.919% 4/29/49 •	500,000	511,875
BBVA U.S. Senior 4.664% 10/9/15	2,005,000	2,081,284
Branch Banking & Trust 3.80% 10/30/26	1,610,000	1,606,413
Compass Bank 2.75% 9/29/19	7,305,000	7,306,030
Cooperatieve Centrale Raiffeisen-Boerenleenbank
2.25% 1/14/19	5,690,000	5,719,360
Credit Suisse 2.30% 5/28/19	4,890,000	4,846,606
Export-Import Bank of China 144A 2.50% 7/31/19 #	2,500,000	2,477,708
Fifth Third Bank 2.875% 10/1/21	6,055,000	5,969,824
Finansbank 144A 5.15% 11/1/17 #	500,000	514,750
HBOS 144A 6.75% 5/21/18 #	5,950,000	6,741,350
HSBC Holdings 5.625% 12/29/49 •	1,885,000	1,874,161
JPMorgan Chase
3.875% 9/10/24	1,645,000	1,614,638
6.75% 1/29/49 •	2,770,000	2,923,735
7.90% 4/29/49 •	1,000,000	1,087,500
JPMorgan Chase Bank 0.564% 6/13/16 •	1,750,000	1,750,005
Manufacturers & Traders Trust 2.25% 7/25/19	5,255,000	5,229,513

NQ-022 [9/14] 11/14 (13547)     7

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Morgan Stanley 4.35% 9/8/26	4,880,000	$4,807,190
Northern Trust 3.95% 10/30/25	1,135,000	1,177,539
Oversea-Chinese Banking 144A 4.00% 10/15/24 #•	2,095,000	2,118,743
PNC Bank 2.20% 1/28/19	6,860,000	6,874,660
PNC Preferred Funding Trust II 144A 1.457% 3/29/49 #•	2,200,000	2,136,750
Popular 7.00% 7/1/19	1,000,000	1,010,000
RBS Capital Trust III 2.073% 9/29/49 •	1,000,000	985,000
Santander Holdings USA 4.625% 4/19/16	2,090,000	2,202,358
Skandinaviska Enskilda Banken 144A 2.375% 3/25/19 #	4,580,000	4,587,511
SunTrust Bank
0.525% 8/24/15 •	1,310,000	1,309,083
2.35% 11/1/18	3,850,000	3,862,959
2.50% 5/1/19	6,230,000	6,259,892
Swedbank 144A 2.375% 2/27/19 #	2,000,000	2,003,480
Turkiye Is Bankasi 144A 3.75% 10/10/18 #	500,000	488,750
USB Capital IX 3.50% 10/29/49 •	6,960,000	5,950,800
USB Realty 144A 1.381% 12/29/49 #•	400,000	371,500
Wells Fargo
2.15% 1/15/19	3,580,000	3,587,715
3.00% 1/22/21	3,000,000	3,033,333
4.10% 6/3/26	1,035,000	1,032,785
Yapi ve Kredi Bankasi 144A 5.25% 12/3/18 #	500,000	510,500
Zions Bancorp 4.50% 6/13/23	1,680,000	1,762,135
		129,074,459
Basic Industry - 3.00%
Arch Coal 144A 8.00% 1/15/19 #	1,000,000	862,500
Celanese US Holdings 4.625% 11/15/22	1,175,000	1,157,375
CF Industries 6.875% 5/1/18	7,410,000	8,588,879
Dow Chemical 3.50% 10/1/24	2,840,000	2,775,910
First Quantum Minerals 144A 7.25% 10/15/19 #	500,000	517,500
FMG Resources August 2006 Pty 144A 8.25% 11/1/19 #	1,000,000	1,037,500
Georgia-Pacific 144A 5.40% 11/1/20 #	5,750,000	6,505,935
HD Supply 11.50% 7/15/20	1,000,000	1,156,250
Headwaters 7.25% 1/15/19	750,000	780,000
Imperial Metals 144A 7.00% 3/15/19 #	500,000	472,500
INEOS Group Holdings 144A 5.875% 2/15/19 #	500,000	493,750
International Paper
5.25% 4/1/16	550,000	583,968
7.50% 8/15/21	3,000,000	3,730,227
Kissner Milling 144A 7.25% 6/1/19 #	750,000	770,625
LSB Industries 7.75% 8/1/19	500,000	532,500
MMC Finance 4.375% 4/30/18	500,000	497,500

8     NQ-022 [9/14] 11/14 (13547)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Peabody Energy 6.00% 11/15/18	500,000	$492,500
Plains Exploration & Production 6.50% 11/15/20	459,000	503,808
Polymer Group 144A 6.875% 6/1/19 #	1,000,000	998,750
Rock-Tenn
3.50% 3/1/20	1,675,000	1,705,041
4.45% 3/1/19	945,000	1,012,877
TPC Group 144A 8.75% 12/15/20 #	1,000,000	1,067,500
Vedanta Resources 144A 6.00% 1/31/19 #	500,000	507,500
Wise Metals Group 144A 8.75% 12/15/18 #	500,000	536,250
		37,287,145
Brokerage - 0.37%
Jefferies Group 5.125% 1/20/23	2,415,000	2,571,246
Lazard Group 6.85% 6/15/17	1,762,000	1,986,511
		4,557,757
Capital Goods - 2.01%
Accudyne Industries 144A 7.75% 12/15/20 #	1,000,000	1,042,500
Beverage Packaging Holdings Luxembourg II 144A
6.00% 6/15/17 #	1,000,000	987,500
Cemex 144A 4.984% 10/15/18 #•	500,000	531,250
Crane 2.75% 12/15/18	1,805,000	1,839,012
Ingersoll-Rand Global Holding 2.875% 1/15/19	4,630,000	4,733,809
John Deere Capital 1.70% 1/15/20	14,000,000	13,565,202
OAS Investments 144A 8.25% 10/19/19 #	500,000	491,855
PaperWorks Industries 144A 9.50% 8/15/19 #	1,000,000	1,021,250
TransDigm 7.50% 7/15/21	750,000	804,375
		25,016,753
Communications - 4.84%
American Tower Trust I 144A 1.551% 3/15/43 #	3,775,000	3,716,780
British Sky Broadcasting Group 144A 3.75% 9/16/24 #	2,060,000	2,059,497
CC Holdings GS V 3.849% 4/15/23	1,165,000	1,148,003
Columbus International 144A 7.375% 3/30/21 #	500,000	521,875
Comcast 3.375% 2/15/25	2,425,000	2,397,139
Crown Castle Towers 144A 3.214% 8/15/15 #	2,790,000	2,850,235
Digicel Group 144A 8.25% 9/30/20 #	1,500,000	1,552,650
DIRECTV Holdings 4.45% 4/1/24	3,770,000	3,933,886
Interpublic Group 2.25% 11/15/17	1,600,000	1,607,486
MTS International Funding 144A 8.625% 6/22/20 #	300,000	319,500
SBA Tower Trust 144A 2.24% 4/16/18 #	1,995,000	1,969,771
SES 144A 3.60% 4/4/23 #	3,111,000	3,143,784
SES Global Americas Holdings 144A 2.50% 3/25/19 #	1,695,000	1,686,957
SK Telecom 144A 2.125% 5/1/18 #	500,000	498,691
TBG Global PTE 144A 4.625% 4/3/18 #	500,000	497,500

NQ-022 [9/14] 11/14 (13547)     9

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
Telefonica Emisiones 4.57% 4/27/23	3,240,000	$3,388,842
Telemar Norte Leste 144A 5.50% 10/23/20 #	500,000	490,650
Time Warner
3.55% 6/1/24	5,950,000	5,876,506
8.25% 4/1/19	6,300,000	7,854,090
Verizon Communications
4.50% 9/15/20	3,165,000	3,426,761
5.15% 9/15/23	4,530,000	5,020,019
Viacom 2.50% 9/1/18	5,560,000	5,635,104
VimpelCom Holdings 144A 6.255% 3/1/17 #	500,000	509,375
		60,105,101
Consumer Cyclical – 6.10%
American Honda Finance 1.20% 7/14/17	2,900,000	2,890,218
BI-LO 144A PIK 8.625% 9/15/18 #	750,000	686,250
CVS Health 2.25% 12/5/18	8,960,000	9,001,225
Daimler Finance North America 144A 2.25% 9/3/19 #	9,000,000	8,921,826
Delphi 4.15% 3/15/24	1,535,000	1,568,891
Ford Motor Credit
3.00% 6/12/17	1,000,000	1,032,743
4.25% 2/3/17	1,800,000	1,909,692
5.00% 5/15/18	5,055,000	5,525,393
Gajah Tunggal 144A 7.75% 2/6/18 #	500,000	505,000
General Motors 3.50% 10/2/18	1,665,000	1,700,381
General Motors Financial
3.00% 9/25/17	185,000	187,081
4.375% 9/25/21	990,000	1,013,513
Home Depot 2.25% 9/10/18	6,675,000	6,787,200
Host Hotels & Resorts 3.75% 10/15/23	1,365,000	1,352,312
Hyundai Capital America
144A 2.125% 10/2/17 #	255,000	258,275
144A 2.55% 2/6/19 #	1,000,000	1,008,899
144A 4.00% 6/8/17 #	2,170,000	2,292,933
International Game Technology 5.35% 10/15/23	1,975,000	2,034,649
JC Penney 8.125% 10/1/19	350,000	343,000
Landry’s 144A 9.375% 5/1/20 #	500,000	531,250
Magna International 3.625% 6/15/24	1,910,000	1,901,762
Marriott International 3.375% 10/15/20	1,200,000	1,232,968
NPC International 10.50% 1/15/20	1,000,000	1,047,500
PC Nextco Holdings 8.75% 8/15/19	500,000	505,000
PF Chang’s China Bistro 144A 10.25% 6/30/20 #	500,000	498,750
Target 2.30% 6/26/19	3,500,000	3,509,041

10     NQ-022 [9/14] 11/14 (13547)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Toyota Motor Credit
2.00% 10/24/18	5,055,000	$5,067,172
2.125% 7/18/19	7,375,000	7,359,254
Volkswagen Group of America Finance 144A
2.125% 5/23/19 #	5,180,000	5,143,217
		75,815,395
Consumer Non-Cyclical – 6.96%
Amgen 2.20% 5/22/19	5,635,000	5,578,937
Anheuser-Busch Inbev Finance 2.15% 2/1/19	8,000,000	7,966,128
Boston Scientific 2.65% 10/1/18	2,390,000	2,415,666
CareFusion 6.375% 8/1/19	2,160,000	2,494,182
Celgene 2.30% 8/15/18	5,810,000	5,843,628
Dr. Pepper Snapple Group 2.00% 1/15/20	6,060,000	5,913,154
Express Scripts Holding 2.25% 6/15/19	5,500,000	5,428,951
Forest Laboratories 144A 4.375% 2/1/19 #	3,900,000	4,109,032
Ingredion 1.80% 9/25/17	3,545,000	3,562,051
JBS Finance II 144A 8.25% 1/29/18 #	500,000	526,250
Kraft Foods Group 2.25% 6/5/17	6,985,000	7,120,034
Kroger 3.30% 1/15/21	2,490,000	2,528,139
Marfrig Holding Europe 144A 8.375% 5/9/18 #	500,000	515,000
Mattel 1.70% 3/15/18	5,010,000	4,974,609
McKesson 2.284% 3/15/19	6,685,000	6,643,219
Pernod-Ricard 144A 5.75% 4/7/21 #	1,060,000	1,208,858
Quest Diagnostics 2.70% 4/1/19	2,000,000	2,012,090
Sysco
3.00% 10/2/21	5,900,000	5,920,184
3.50% 10/2/24	790,000	793,795
Thermo Fisher Scientific 2.40% 2/1/19	6,305,000	6,321,216
Tyson Foods 2.65% 8/15/19	4,560,000	4,573,639
		86,448,762
Electric – 4.34%
Berkshire Hathaway Energy 2.00% 11/15/18	5,510,000	5,470,477
CenterPoint Energy 5.95% 2/1/17	2,365,000	2,609,900
Commonwealth Edison 2.15% 1/15/19	1,550,000	1,558,413
Electricite de France
144A 2.15% 1/22/19 #	5,410,000	5,400,446
144A 5.25% 1/29/49 #•	280,000	285,250
Israel Electric 144A 5.625% 6/21/18 #	500,000	531,875
Jersey Central Power & Light 5.625% 5/1/16	4,560,000	4,868,238
National Rural Utilities Cooperative Finance 2.15% 2/1/19	6,030,000	6,060,572
NextEra Energy Capital Holdings 2.70% 9/15/19	6,980,000	7,061,910
NV Energy 6.25% 11/15/20	2,960,000	3,485,569

NQ-022 [9/14] 11/14 (13547)     11

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
PPL Capital Funding 1.90% 6/1/18	3,810,000	$3,796,981
Samruk-Energy 3.75% 12/20/17	500,000	503,690
Southern 2.45% 9/1/18	9,405,000	9,575,296
State Grid Overseas Investment 2014 144A
2.75% 5/7/19 #	2,720,000	2,728,579
		53,937,196
Energy – 3.96%
Anadarko Petroleum 3.45% 7/15/24	1,090,000	1,072,786
CHC Helicopter 9.25% 10/15/20	900,000	963,000
CNOOC Nexen Finance 2014
1.625% 4/30/17	500,000	500,453
4.25% 4/30/24	2,725,000	2,767,224
Comstock Resources 7.75% 4/1/19	1,000,000	1,035,000
Continental Resources 4.50% 4/15/23	3,785,000	3,927,490
El Paso Pipeline Partners Operating
4.30% 5/1/24	55,000	54,915
6.50% 4/1/20	2,975,000	3,419,599
EnLink Midstream Partners 4.40% 4/1/24	2,695,000	2,802,498
ENSCO 4.50% 10/1/24	335,000	336,800
EOG Resources 2.45% 4/1/20	2,580,000	2,564,505
Honghua Group 144A 7.45% 9/25/19 #	250,000	245,625
KazMunayGas National 144A 9.125% 7/2/18 #	500,000	586,875
Linn Energy 6.50% 5/15/19	1,000,000	985,000
Lukoil International Finance 144A 3.416% 4/24/18 #	500,000	469,375
MIE Holdings 144A 7.50% 4/25/19 #	500,000	511,250
Ocean Rig UDW 144A 7.25% 4/1/19 #	1,000,000	920,000
Offshore Drilling Holding 144A 8.625% 9/20/20 #	500,000	531,250
Offshore Group Investment 7.50% 11/1/19	1,000,000	932,500
ONGC Videsh 2.50% 5/7/18	500,000	495,620
Pacific Rubiales Energy 144A 5.375% 1/26/19 #	500,000	508,750
Petrobras Global Finance 3.115% 3/17/20 •	500,000	510,600
Petroleos de Venezuela 8.50% 11/2/17	250,000	197,500
Shell International Finance BV 2.00% 11/15/18	9,800,000	9,886,426
Sunoco Logistics Partners Operations 3.45% 1/15/23	1,870,000	1,816,942
Williams Partners 7.25% 2/1/17	7,945,000	8,952,037
Woodside Finance 144A 8.75% 3/1/19 #	1,365,000	1,707,440
YPF 144A 8.875% 12/19/18 #	500,000	517,500
		49,218,960
Finance Companies – 0.77%
General Electric Capital
144A 3.80% 6/18/19 #	2,235,000	2,383,111

12     NQ-022 [9/14] 11/14 (13547)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Finance Companies (continued)
General Electric Capital
6.00% 8/7/19	3,620,000	$4,226,437
7.125% 12/29/49 •	2,500,000	2,898,133
		9,507,681
Financial Services – 0.22%
Corp Financiera de Desarrollo 144A 3.25% 7/15/19 #	500,000	500,000
Legg Mason 2.70% 7/15/19	2,220,000	2,229,069
		2,729,069
Healthcare – 0.30%
Immucor 11.125% 8/15/19	1,000,000	1,085,000
Kinetic Concepts 10.50% 11/1/18	500,000	545,000
Salix Pharmaceuticals 144A 6.00% 1/15/21 #	1,000,000	1,085,000
Tenet Healthcare 144A 5.00% 3/1/19 #	1,000,000	990,000
		3,705,000
Industrial – 0.59%
URS 3.85% 4/1/17	7,140,000	7,373,649
		7,373,649
Insurance – 2.22%
American International Group
6.40% 12/15/20	2,585,000	3,079,446
8.175% 5/15/58 •	500,000	676,250
8.25% 8/15/18	2,705,000	3,306,849
Chubb 6.375% 3/29/67 •	3,030,000	3,336,788
MetLife 1.756% 12/15/17	5,105,000	5,139,551
MetLife Capital Trust X 144A 9.25% 4/8/38 #	500,000	723,750
Metropolitan Life Global Funding I 144A 1.875% 6/22/18 #	5,265,000	5,245,793
Pricoa Global Funding I
144A 1.60% 5/29/18 #	1,050,000	1,037,008
144A 2.20% 5/16/19 #	3,855,000	3,807,634
Prudential Financial 5.625% 6/15/43 •	1,200,000	1,256,640
		27,609,709
Media – 0.11%
iHeartMedia PIK 14.00% 2/1/21 ✤	252,500	231,669
WideOpenWest Finance 10.25% 7/15/19	1,000,000	1,085,000
		1,316,669
Natural Gas – 0.45%
Sempra Energy 2.30% 4/1/17	5,490,000	5,606,794
		5,606,794
Real Estate – 0.21%
WEA Finance 144A 2.70% 9/17/19 #	2,625,000	2,634,211
		2,634,211

NQ-022 [9/14] 11/14 (13547)     13

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
REITs – 0.12%
Alexandria Real Estate Equities 3.90% 6/15/23	805,000	$803,623
Healthcare Trust of America Holdings 3.375% 7/15/21	670,000	667,632
		1,471,255
Services – 0.22%
Algeco Scotsman Global Finance 144A 10.75% 10/15/19 #	750,000	723,750
BlueLine Rental Finance 144A 7.00% 2/1/19 #	1,000,000	1,030,000
Interactive Data 144A 5.875% 4/15/19 #	1,000,000	990,020
		2,743,770
Technology – 2.74%
Amphenol 3.125% 9/15/21	5,975,000	5,970,602
Baidu
2.75% 6/9/19	2,000,000	1,990,272
3.25% 8/6/18	500,000	515,723
Motorola Solutions 4.00% 9/1/24	1,705,000	1,667,647
National Semiconductor 6.60% 6/15/17	3,325,000	3,794,580
NetApp
3.25% 12/15/22	400,000	390,878
3.375% 6/15/21	2,415,000	2,433,325
Oracle
2.25% 10/8/19	5,480,000	5,461,198
3.40% 7/8/24	40,000	39,923
Seagate HDD Cayman 144A 4.75% 1/1/25 #	2,305,000	2,305,000
Tencent Holdings 144A 3.375% 5/2/19 #	1,250,000	1,264,846
Xerox
5.625% 12/15/19	3,300,000	3,733,465
6.35% 5/15/18	3,890,000	4,448,476
		34,015,935
Technology & Electronics – 0.09%
First Data 12.625% 1/15/21	500,000	600,000
Sanmina 144A 4.375% 6/1/19 #	500,000	491,250
		1,091,250
Telecommunications – 0.09%
Zayo Group 10.125% 7/1/20	1,000,000	1,131,250
		1,131,250
Transportation – 1.71%
AP Moeller - Maersk 144A 2.55% 9/22/19 #	1,755,000	1,761,285
DP World Sukuk 144A 6.25% 7/2/17 #	500,000	549,500
ERAC USA Finance 144A 2.80% 11/1/18 #	3,355,000	3,436,178
Norfolk Southern 3.85% 1/15/24	1,450,000	1,502,339
Penske Truck Leasing
144A 2.50% 6/15/19 #	5,200,000	5,176,376
144A 3.75% 5/11/17 #	2,700,000	2,840,538

14     NQ-022 [9/14] 11/14 (13547)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Transportation (continued)
Union Pacific 2.25% 2/15/19	3,260,000	$3,299,805
United Parcel Service 5.125% 4/1/19	2,340,000	2,636,164
		21,202,185
Total Corporate Bonds (cost $643,737,759)		644,662,455

Municipal Bonds – 0.85%
Railsplitter Tobacco Settlement Authority, Illinois Revenue
5.00% 6/1/15	3,995,000	4,109,776
University of California
0.752% 7/1/41 •	6,385,000	6,399,494
Total Municipal Bonds (cost $10,415,797)		10,509,270

Non-Agency Asset-Backed Securities – 37.28%
Ally Master Owner Trust
Series 2012-3 A1 0.854% 7/15/17 •	9,000,000	9,025,749
Series 2013-1 A2 1.00% 2/15/18	745,000	746,187
Series 2013-2 A 0.604% 4/15/18 •	5,050,000	5,057,863
Series 2014-2 A 0.524% 1/16/18 •	4,000,000	4,002,092
American Express Credit Account Master Trust
Series 2008-6 A 1.354% 2/15/18 •	2,500,000	2,520,570
Series 2013-1 A 0.574% 2/16/21 •	5,185,000	5,200,685
Series 2013-2 A 0.574% 5/17/21 •	8,070,000	8,102,102
Series 2014-1 A 0.524% 12/15/21 •	2,100,000	2,101,848
ARI Fleet Lease Trust
Series 2012-B A 144A 0.454% 1/15/21 #•	6,067,645	6,064,581
Avis Budget Rental Car Funding AESOP
Series 2011-3A A 144A 3.41% 11/20/17 #	820,000	853,849
Bank of America Credit Card Trust
Series 2007-A4 A4 0.194% 11/15/19 •	6,495,000	6,451,594
Barclays Dryrock Issuance Trust
Series 2014-2 A 0.494% 3/16/20 •	2,500,000	2,501,323
BMW Floorplan Master Owner Trust
Series 2012-1A A 144A 0.554% 9/15/17 #•	10,300,000	10,323,494
Cabela’s Master Credit Card Trust
Series 2012-1A A2 144A 0.684% 2/18/20 #•	4,600,000	4,634,261
Series 2012-2A A2 144A 0.634% 6/15/20 #•	6,000,000	6,041,886
Series 2014-1 A 0.504% 3/16/20 •	6,700,000	6,695,853
Series 2014-2 A 0.604% 7/15/22 •	6,000,000	5,997,126
California Republic Auto Receivables Trust
Series 2013-2 A2 1.23% 3/15/19	2,154,952	2,166,404
Capital One Multi-Asset Execution Trust
Series 2007-A1 A1 0.204% 11/15/19 •	14,085,000	14,016,984

NQ-022 [9/14] 11/14 (13547)     15

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Capital One Multi-Asset Execution Trust
Series 2007-A2 A2 0.234% 12/16/19 •	5,000,000	$4,977,430
Series 2007-A7 A7 5.75% 7/15/20	855,000	956,625
Series 2013-A2 A2 0.334% 2/15/19 •	7,500,000	7,498,830
Series 2013-A3 A3 0.96% 9/16/19	3,335,000	3,325,292
Series 2014-A3 A3 0.534% 1/18/22 •	5,250,000	5,255,486
Chase Issuance Trust
Series 2007-B1 B1 0.404% 4/15/19 •	2,000,000	1,990,990
Series 2012-A2 A2 0.424% 5/15/19 •	12,000,000	12,031,284
Series 2012-A10 A10 0.414% 12/16/19 •	6,041,000	6,029,879
Series 2013-A3 A3 0.434% 4/15/20 •	15,000,000	14,987,175
Series 2013-A6 A6 0.574% 7/15/20 •	4,000,000	4,016,680
Series 2013-A9 A 0.574% 11/16/20 •	8,900,000	8,918,423
Chesapeake Funding
Series 2012-2A A 144A 0.603% 5/7/24 #•	6,805,155	6,815,723
Series 2014-1A A 144A 0.576% 3/7/26 #•	12,000,000	11,987,976
CIFC Funding
Series 2014-4A X 144A 1.238% 10/17/26 #•	4,000,000	4,000,000
Citibank Credit Card Issuance Trust
Series 2013-A2 A2 0.435% 5/26/20 •	8,995,000	8,982,137
Series 2013-A4 A4 0.575% 7/24/20 •	800,000	802,667
Series 2013-A7 A7 0.584% 9/10/20 •	3,100,000	3,111,978
Series 2014-A2 A2 1.02% 2/22/19	7,000,000	6,970,299
Conseco Financial
Series 1997-6 A8 7.07% 1/15/29	156,957	160,340
Dell Equipment Finance Trust
Series 2014-1 A3 144A 0.94% 6/22/20 #	770,000	769,509
Discover Card Execution Note Trust
Series 2011-A4 A4 0.504% 5/15/19 •	7,810,000	7,837,741
Series 2012-A4 A4 0.524% 5/15/19 •	13,755,000	13,812,537
Series 2013-A1 A1 0.454% 8/17/20 •	9,300,000	9,303,794
Series 2013-A3 A3 0.334% 10/15/18 •	5,000,000	5,000,110
Series 2013-A5 A5 1.04% 4/15/19	5,000,000	4,997,465
Series 2013-A6 A6 0.604% 4/15/21 •	1,290,000	1,293,646
Series 2014-A1 A1 0.584% 7/15/21 •	4,465,000	4,472,684
Series 2014-A3 A3 1.22% 10/15/19	1,175,000	1,172,701
Enterprise Fleet Financing
Series 2013-2 A2 144A 1.06% 3/20/19 #	3,442,255	3,453,394
Series 2014-1 A2 144A 0.87% 9/20/19 #	2,500,000	2,499,713
Ford Credit Floorplan Master Owner Trust
Series 2013-1 A1 0.85% 1/15/18	4,000,000	4,004,740
Series 2013-1 A2 0.534% 1/15/18 •	8,500,000	8,508,772
Series 2014-1 A2 0.554% 2/15/19 •	2,590,000	2,593,406

16     NQ-022 [9/14] 11/14 (13547)

(Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
GE Dealer Floorplan Master Note Trust
Series 2012-2 A 0.904% 4/22/19 •	24,865,000	$25,086,211
Series 2012-4 A 0.594% 10/20/17 •	9,125,000	9,137,520
Series 2013-1 A 0.554% 4/20/18 •	15,090,000	15,133,248
GE Equipment Transportation
Series 2013-1 A3 0.69% 11/25/16	2,760,000	2,763,963
Series 2014-1 A3 0.97% 4/23/18	3,000,000	2,998,119
Golden Credit Card Trust
Series 2012-3A A 144A 0.606% 7/17/17 #•	17,580,000	17,611,996
Series 2012-5A A 144A 0.79% 9/15/17 #	1,050,000	1,052,014
Series 2013-2A A 144A 0.586% 9/15/18 #•	7,000,000	7,018,011
Gracechurch Card Funding
Series 2012-1A A1 144A 0.854% 2/15/17 #•	14,615,000	14,645,998
GreatAmerica Leasing Receivables
Series 2014-1 A3 144A 0.89% 7/15/17 #	2,985,000	2,980,827
Hertz Fleet Lease Funding
Series 2014-1 A 144A 0.554% 4/10/28 #•	8,000,000	8,003,184
Hyundai Auto Lease Securitization Trust
Series 2014-A A4 144A 1.01% 9/15/17 #	1,310,000	1,310,417
M&T Bank Auto Receivables Trust
Series 2013-1A A3 144A 1.06% 11/15/17 #	8,000,000	8,040,112
Master Credit Card Trust II
Series 2012-2A A 144A 0.78% 4/21/17 #	3,500,000	3,501,582
MASTR Specialized Loan Trust
Series 2005-2 A2 144A 5.006% 7/25/35 #•	41,508	41,507
Motor
Series 2013-1A A1 144A 0.655% 2/25/21 #•	4,060,000	4,063,589
Navistar Financial Dealer Note Master Trust
Series 2013-2 A 144A 0.835% 9/25/18 #•	3,000,000	3,006,876
Nissan Auto Receivables Owner Trust
Series 2013-C A3 0.67% 8/15/18	2,675,000	2,668,671
Nissan Master Owner Trust Receivables
Series 2012-A A 0.624% 5/15/17 •	5,000,000	5,006,925
Series 2013-A A 0.454% 2/15/18 •	7,420,000	7,420,000
PFS Financing
Series 2013-AA A 144A 0.704% 2/15/18 #•	9,300,000	9,295,331
Series 2014-AA A 144A 0.754% 2/15/19 #•	8,000,000	8,015,000
Trade MAPS 1
Series 2013-1A A 144A 0.854% 12/10/18 #•	5,000,000	5,013,530
Trafigura Securitisation Finance
Series 2012-1A A 144A 2.554% 10/15/15 #•	3,700,000	3,715,320
Volkswagen Auto Lease Trust
Series 2014-A A2B 0.364% 10/20/16 •	7,650,595	7,643,756

NQ-022 [9/14] 11/14 (13547)     17

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Wheels
Series 2014-1A A2 144A 0.84% 3/20/23 #	2,795,000	$2,784,236
Total Non-Agency Asset-Backed Securities
(cost $462,058,189)		463,001,820

Non-Agency Collateralized Mortgage Obligations – 0.04%
American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35 Φ	63,704	63,151
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	82,512	85,172
Series 2005-6 7A1 5.50% 7/25/20	70,751	72,087
Bank of America Mortgage Securities
Series 2002-K 2A1 2.477% 10/20/32 •	3,414	3,438
GSMPS Mortgage Loan Trust
Series 1998-2 A 144A 7.584% 5/19/27 #•	91,428	92,694
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-EE 3A1 2.514% 12/25/34 •	16,642	16,941
Series 2006-AR5 2A1 2.615% 4/25/36 •	199,187	191,077
Total Non-Agency Collateralized Mortgage Obligations (cost $451,615)		524,560

Senior Secured Loans – 0.66%«
Avast Software 1st Lien 5.00% 3/18/20	487,500	487,703
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	500,000	505,313
Clear Channel Communications Tranche B 3.65% 1/29/16	242,219	240,445
Fieldwood Energy 8.375% 2/10/24	246,305	247,640
First Data Tranche B 1st Lien 4.00% 3/24/21	350,000	345,625
Hostess Brands 1st Lien 6.75% 3/12/20	746,250	763,041
Ikaria 5.00% 2/4/22	470,660	469,998
Immucor Tranche B2 5.00% 8/19/18	742,816	740,031
KIK Custom Products 1st Lien 5.50% 5/17/19	496,238	496,703
LTS Buyer 2nd Lien 8.00% 3/15/21	316,250	316,382
Mauser Holdings 2nd Lien 8.25% 6/30/22	1,000,000	992,500
Otterbox Tranche B 5.75% 5/30/20	633,413	629,454
Republic of Angola 6.25% 12/16/23	510,000	510,000
Rite Aid 2nd Lien 5.75% 8/3/20	750,000	761,953
Samson Investment 2nd Lien 5.00% 9/25/18	500,000	486,937
Univision Communications Tranche C4 4.00% 3/1/20	247,502	243,145
Total Senior Secured Loans (cost $8,281,137)		8,236,870

Sovereign Bonds – 0.26%Δ
Gabon – 0.04%
Gabonese Republic 144A 8.20% 12/12/17 #	450,000	509,625
		509,625

18     NQ-022 [9/14] 11/14 (13547)

(Unaudited)

	Principal amount°	Value (U.S. $)
Sovereign BondsΔ (continued)
Hungary – 0.02%
Magyar Export-Import Bank 144A 4.00% 1/30/20 #	300,000	$298,275
		298,275
Indonesia – 0.05%
Perusahaan Penerbit Indonesia 144A 6.125% 3/15/19 #	500,000	553,750
		553,750
Kenya – 0.03%
Kenya Government International Bond 144A
5.875% 6/24/19 #	300,000	309,375
		309,375
Pakistan – 0.04%
Pakistan Government International Bond 144A
7.25% 4/15/19 #	500,000	506,875
		506,875
Slovenia – 0.04%
Slovenia Government International Bond 144A
4.75% 5/10/18 #	500,000	535,625
		535,625
Sri Lanka – 0.04%
Sri Lanka Government International Bond 144A
6.00% 1/14/19 #	500,000	528,750
		528,750
Total Sovereign Bonds (cost $3,236,557)		3,242,275

Supranational Bank – 0.04%
African Export-Import Bank 3.875% 6/4/18	500,000	498,225
Total Supranational Bank (cost $500,750)		498,225

U.S. Treasury Obligation – 0.07%
U.S. Treasury Notes
2.375% 8/15/24	945,000	934,148
Total U.S. Treasury Obligation (cost $929,052)		934,148

	Number of
	Shares
Convertible Preferred Stock – 0.03%
Dominion Resources 6.00% exercise price $65.21,
expiration date 7/1/16	4,500	253,125
Exelon 6.50% exercise price $43.75, expiration date
6/1/17	3,125	158,750
Total Convertible Preferred Stock (cost $417,732)		411,875

NQ-022 [9/14] 11/14 (13547)     19

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Number of
	Shares	Value (U.S. $)
Preferred Stock – 0.09%
Bank of America 8.125% •	1,000,000	1,087,593
Total Preferred Stock (cost $1,115,000)		1,087,593

	Principal amount°
Short-Term Investments – 1.72%
Discount Notes – 0.23%≠
Federal Home Loan Bank
0.075% 11/19/14	2,889,511	2,889,499
0.077% 11/14/14	37,678	37,678
		2,927,177
Repurchase Agreements – 0.13%
Bank of America Merrill Lynch
0.00%, dated 9/30/14, to be repurchased on 10/1/14,
repurchase price $680,678 (collateralized by U.S.
government obligations 1.375%–2.375%;
1/15/17–1/15/20 market value $694,291)	680,678	680,678
Bank of Montreal
0.00%, dated 9/30/14, to be repurchased on 10/1/14,
repurchase price $226,893 (collateralized by U.S.
government obligations 0.375%–3.125%;
1/31/16–8/15/44 market value $231,431)	226,892	226,892
BNP Paribas
0.00%, dated 9/30/14, to be repurchased on 10/1/14,
repurchase price $660,430 (collateralized by U.S.
government obligations 0.125%–0.25%;
5/15/16–7/15/24 market value $673,638)	660,430	660,430
		1,568,000
U.S. Treasury Obligations – 1.36%≠
U.S. Treasury Bill
0.005% 12/26/14	11,207,198	11,206,929
0.093% 11/13/14	5,657,650	5,657,582
		16,864,511
Total Short-Term Investments (cost $21,359,071)		21,359,688

Total Value of Securities – 99.80%
(cost $1,236,245,773)		1,239,535,756
Receivables and Other Assets Net of Liabilities – 0.20%		2,499,290
Net Assets – 100.00%		$1,242,035,046

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2014, the aggregate value of Rule 144A securities was $314,275,087, which represents 25.30% of the Fund’s net assets. See Note 5 in “Notes.”

20     NQ-022 [9/14] 11/14 (13547)

(Unaudited)

t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
✤	86% of the income received was in the form of cash and 14% of the income received was in the form of additional par.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•	Variable rate security. The rate shown is the rate as of Sept. 30, 2014. Interest rates reset periodically.
Δ	Securities have been classified by country of origin.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Sept. 30, 2014.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Sept. 30, 2014.

The following futures and swap contracts were outstanding at Sept. 30, 2014:

Futures Contracts		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
670	U.S. Treasury 10 yr Notes	$84,045,018	$83,509,219	12/22/14	$(535,799)
(6)	U.S. Treasury 2 yr Notes	(1,313,056)	(1,313,062)	1/2/15	(6)
(11)	U.S. Treasury 5 yr Notes	(1,304,242)	(1,300,836)	1/2/15	3,406
		$81,427,720			$(532,399)

Swap Contracts
CDS Contracts1

			Annual		Unrealized
			Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value	Payments	Date	(Depreciation)
Protection Purchased:
CITI	CDX.NA.HY.22	37,620,000	5.00%	6/20/19	$569,421
$569,421

The use of futures and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

NQ-022 [9/14] 11/14 (13547)     21

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
CDX.NA.HY – Credit Default Swap Index North American High-Yield
CITI – Citigroup Global Markets
CLO – Collateralized Loan Obligation
FHAVA – Federal Housing Administration & Veterans Administration
GNMA – Government National Mortgage Association
GPM – Graduated Payment Mortgage
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
PIK – Pay-in-kind bond
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
yr – Year

22     NQ-022 [9/14] 11/14 (13547)

Notes
Delaware Limited-Term Diversified Income Fund	September 30, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Limited-Term Government Funds – Delaware Limited-Term Diversified Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

NQ-022 [9/14] 11/14 (13547)     23

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

24     NQ-022 [9/14] 11/14 (13547)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Sept. 30, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset Backed & Mortgage Backed
Securities[1]	$—	$543,155,363	$4,000,000	$547,155,363
Corporate Debt	—	646,100,449	—	646,100,449
Foreign Debt	—	3,740,500	—	3,740,500
Senior Secured Loans[1]	—	7,726,870	510,000	8,236,870
Municipal Bonds	—	10,509,270	—	10,509,270
Convertible Preferred Stock	411,875	—	—	411,875
Preferred Stock	—	1,087,593	—	1,087,593
Short-Term Investments	—	21,359,688	—	21,359,688
U.S. Treasury Obligation	—	934,148	—	934,148
Total	$411,875	$1,234,613,881	$4,510,000	$1,239,535,756
Futures Contracts	$(532,393)	$—	$—	$(532,399)
Swap Contracts	—	569,421	—	569,421

1Security type is valued across multiple levels. The amounts attributed to Level 2 investments and Level 3 investments represent the following percentages of the total market value of this security type: Level 2 investments represent investments with observable inputs, and Level 3 investments represent investments without observable inputs.

	Level 1	Level 2	Level 3	Total
Agency, Asset & Mortgage-
Backed Securities	0%	99.27%	0.73%	100.00%
Senior Secured Loans	0%	93.81%	6.19%	100.00%

During the period ended Sept. 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-022 [9/14] 11/14 (13547)     25

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: